Capital Stock - Capital Stock (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Apr. 30, 2019	Jun. 30, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Preferred stock, share authorized (in shares)		25,000,000	25,000,000
Preferred stock, par value (in usd per share)		$ 1	$ 1
Common stock, share authorized (in shares)		725,000,000	725,000,000
Common stock, par value (in usd per share)		$ 0.001	$ 0.001
Preferred stock, share issued (in shares)		0
Common Stock, Shares, Issued		100,784,683	100,784,422
Continuous Offering Program [Member]
Class of Stock [Line Items]
Sale of Stock, Offering Amount	$ 63.0
Common Stock, Shares, Issued		0